Financial Instruments - Summary of Consolidated Debt by Type of Instrument (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Current maturities	$ (197)	$ (22)
Short- term	197	22
Short-term debt	1,187	189
Long- term	4,457	5,340
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	348	11
Long- term	1,606	1,812
Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	16	11
Long- term	95	81
Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Long- term	1,511	1,731
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	642	156
Long- term	3,048	3,550
Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	636	150
Long- term	3,044	3,538
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	6	6
Long- term	4	12
Total bank loans and notes payables [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	990	167
Long- term	$ 4,654	$ 5,362
Bottom of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2026	2025
Bottom of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2026	2026
Bottom of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2026	2025
Bottom of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2026	2025
Top of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2033	2026
Top of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2029	2029
Top of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2031	2031
Top of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2027	2027